SHARE CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
SHARE CAPITAL AND RESERVES
Number of warrants outstanding, beginning	2,750,000	0
Number of warrants issued	1,538,889	2,750,000
Number of warrants exercised	(3,400,000)
Number of warrants outstanding, Ending	888,889	2,750,000
Weighted average exercise price outstanding, beginning	$ 0.20
Weighted average exercise price issued	0.18	$ 0.20
Weighted average exercise price exercised	0.19
Weighted average exercise price outstanding, Ending	$ 0.20	$ 0.20